Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	$ 107,000	$ 91,000
Allowance for loan losses, Collectively evaluated for impairment	24,921,000	14,676,000
Allowance for loan losses, Total	25,028,000	14,767,000	$ 13,679,000	$ 13,134,000
Outstanding loan balances, Individually evaluated for impairment	2,666,000	3,597,000
Outstanding loan balances, Collectively evaluated for impairment	2,054,448,000	1,704,906,000
Outstanding loan balances, Total	2,057,502,000	1,708,970,000
Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts Notes And Loans Receivable [Line Items]
Loan balance of loans acquired with credit deterioration	388,000	467,000
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	73,000
Allowance for loan losses, Collectively evaluated for impairment	2,737,000	2,219,000
Allowance for loan losses, Total	2,810,000	2,219,000	1,747,000	1,562,000
Outstanding loan balances, Individually evaluated for impairment	74,000	367,000
Outstanding loan balances, Collectively evaluated for impairment	409,802,000	202,743,000
Outstanding loan balances, Total	409,876,000	203,110,000
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	5,000	9,000
Allowance for loan losses, Collectively evaluated for impairment	4,052,000	2,532,000
Allowance for loan losses, Total	4,057,000	2,541,000	1,962,000	2,043,000
Outstanding loan balances, Individually evaluated for impairment	980,000	426,000
Outstanding loan balances, Collectively evaluated for impairment	277,433,000	245,180,000
Outstanding loan balances, Total	278,413,000	245,606,000
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	12,451,000	6,584,000
Allowance for loan losses, Total	12,451,000	6,584,000	5,803,000	5,307,000
Outstanding loan balances, Individually evaluated for impairment	48,000	374,000
Outstanding loan balances, Collectively evaluated for impairment	705,024,000	591,848,000
Outstanding loan balances, Total	705,072,000	592,222,000
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	29,000	82,000
Allowance for loan losses, Collectively evaluated for impairment	2,455,000	1,500,000
Allowance for loan losses, Total	2,484,000	1,582,000	1,531,000	1,910,000
Outstanding loan balances, Individually evaluated for impairment	946,000	1,764,000
Outstanding loan balances, Collectively evaluated for impairment	441,254,000	460,801,000
Outstanding loan balances, Total	442,588,000	463,032,000
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts Notes And Loans Receivable [Line Items]
Loan balance of loans acquired with credit deterioration	388,000	467,000
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	2,439,000	1,250,000
Allowance for loan losses, Total	2,439,000	1,250,000	1,046,000	834,000
Outstanding loan balances, Collectively evaluated for impairment	175,609,000	155,825,000
Outstanding loan balances, Total	175,609,000	155,825,000
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	338,000	344,000
Allowance for loan losses, Total	338,000	344,000	397,000	430,000
Outstanding loan balances, Individually evaluated for impairment	618,000	666,000
Outstanding loan balances, Collectively evaluated for impairment	32,484,000	33,448,000
Outstanding loan balances, Total	33,102,000	34,114,000
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	209,000	247,000
Allowance for loan losses, Total	209,000	247,000	284,000	290,000
Outstanding loan balances, Collectively evaluated for impairment	12,842,000	15,061,000
Outstanding loan balances, Total	12,842,000	$ 15,061,000
Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	240,000
Allowance for loan losses, Total	$ 240,000		$ 909,000	$ 758,000